Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
EBP 384
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The financial assets that are reported at fair value on a recurring basis as of December 31, 2025 and 2024, were as follows:

	December 31, 2025
($ in millions)	Level 1	Level 2	Level 3	Total
Investments in the fair value hierarchy:
PPG Industries, Inc. common stock (a)	$334	$—	$—	$334
Mutual funds (b)	129	—	—	129
Money market funds	7	—	—	7
Total assets in the fair value hierarchy	$470	$—	$—	$470
Common-collective trusts (c)	—	—	—	3,253
Total Investments at fair value	$470	$—	$—	$3,723

	December 31, 2024
($ in millions)	Level 1	Level 2	Level 3	Total
Investments in the fair value hierarchy:
PPG Industries, Inc. common stock (a)	$469	$—	$—	$469
Mutual funds (b)	95	—	—	95
Money market funds	9	—	—	9
Total assets in the fair value hierarchy	$573	$—	$—	$573
Common-collective trusts (c)	—	—	—	3,228
Total Investments at fair value	$573	$—	$—	$3,801
(a)The fair value of PPG Industries, Inc. common stock is valued at the closing price reported on the active market on which the individual securities are traded.
(b)The fair value of mutual funds is valued at the daily closing price as reported by the fund.
(c)Certain investments that are measured at net asset value per share (or its equivalent) are not required to be classified in the fair value hierarchy.